Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment information
Schedule of revenues from different product groups and services

	As of December 31,
	2011	2012
	$	$
Product revenues
Apparel	92,954,694	296,463,332
Shoes and bags	31,673,858	84,801,417
Cosmetics	27,261,876	75,221,908
Sportswear and sporting goods	26,652,998	70,721,110
Home goods and other lifestyle products	17,893,172	68,810,873
Other goods	29,855,125	94,038,609
	226,291,723	690,057,249
Other revenues	851,153	2,055,715
Total net revenues	227,142,876	692,112,964